March 13, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:	West Coast Bancorp
Definitive Proxy Materials for Annual Meeting

Ladies and Gentlemen:

     On behalf of West Coast Bancorp, an Oregon corporation (the "Company"), submitted for filing pursuant to Rule 14a-6(h) are copies of the following:

1.	Schedule 14A;

2.	Notice of annual meeting of shareholders to be held April 24, 2012, and proxy statement in definitive form; and

3.	Proxy card for the annual meeting in definitive form

     Copies of the definitive proxy materials will be released to shareholders beginning approximately March 13, 2012.

     Pursuant to instruction 3 to Item 10 of Schedule 14A, a copy of the Company's 2012 Omnibus Incentive Plan, as amended (the "Plan"), is attached as an appendix to the filing. The Plan is being submitted to shareholders for approval at the 2012 Annual Meeting. The Company plans to file a registration statement on Form S-8 relating to the shares, options, and other awards issuable pursuant to the Plan by July 31, 2012.

Very truly yours,

/s/ David C. Bouc
Executive Vice President, General Counsel &
Corporate Secretary